Annual Operating Expenses {- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Initial, Service, Service 2 PRO-09 - Emerging Markets Portfolio	Apr. 30, 2021
VIP Emerging Markets Portfolio-Initial VIP
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.14%
Total annual operating expenses	0.92%
VIP Emerging Markets Portfolio-Service VIP
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.14%
Total annual operating expenses	1.02%
VIP Emerging Markets Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.78%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.14%
Total annual operating expenses	1.17%